Administrative expenses - Loss allowance on trade receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Administrative expenses.
Impairment loss (reversal of impairment loss) on trade receivables, net	$ (34,031)	[1]	$ 13,081	$ 27,944

[1]	Restated for the correction in accounting in respect of the acquisition of Fiberco Soluções de Infraestrutura S.A. (see note 2.24).